Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 15,690	$ 15,233	$ 34,310
Short-term investments	760	10,230	20,876
Interest receivable		32	111
Amounts receivable	237	478	14
Prepaid expenses	765	954	1,987
Total current assets	17,452	26,927	57,298
Restricted cash	272	272	272
Property and equipment, net	166	258	602
Other assets	13	13	37
Total assets	17,903	27,470	58,209
Current liabilities:
Accounts payable	359	2,121	1,343
Accrued liabilities other	834	2,442	641
Accrued clinical liabilities	342	3,415	9,966
Accrued compensation	210	188	1,267
Current portion of long-term obligations	55	57	52
Lease termination liability			1,250
Deferred collaboration revenue			5,040
Warrant liability	180	232	1,105
Total current liabilities	1,980	8,455	20,664
Long-term obligations, less current portion	32	49	105
Total liabilities	2,012	8,504	20,769
Commitments and contingencies
Stockholders' equity:
Common stock	30	29	29
Additional paid-in capital	213,450	213,239	211,590
Accumulated deficit	(200,230)	(196,942)	(176,811)
Accumulated other comprehensive income	2,641	2,640	2,632
Total stockholders' equity	15,891	18,966	37,440
Total liabilities and stockholders' equity	$ 17,903	$ 27,470	$ 58,209